9. OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Payables and Accruals [Abstract]
Payable to investors	[1]	¥ 1,993,567		¥ 40,554
Security deposit from CeraVest borrowers		321,781		266,652
Accrued marketing expense		179,091	[2]	0	[2]	¥ 0
Other current liabilities		76,105		66,199
Deferred revenue from CeraPay business		27,285		0
Salary payable		21,089		17,053
Payables to merchants		13,574		28,249
Other tax payables		3,112		5,860
Total		¥ 2,635,604		¥ 424,567

[1]	Payable to investors include (i) uninvested funds deposited by investors; (ii) repayment in advance by the borrowers, and (iii) interest payable to investors for 30-day and installment loans.
[2]	After July 2017, accrued marketing expense represents the estimation of future cash out-flow for purchase of delinquent CeraVest loans from CeraVest investors, net off the future cash in-flow collectible from such loans. The Company has no legal obligation to purchase delinquent loans from investors but provides such solution for marketing purpose.